S000107710 [Member] Investment Objectives and Goals - NORTHERN TRUST CALIFORNIA TAX-EXEMPT BOND ETF	Aug. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST CALIFORNIA INTERMEDIATE TAX‑EXEMPT BOND ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE California Intermediate Term Focused Municipal Bond Index (the “Underlying Index”).